Summary of significant accounting policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted cash
Restricted cash	$ 0	$ 0
Trade receivables, net
Allowance for doubtful accounts	3	243	$ 0
Write off of uncollectible accounts receivable	184	0	$ 0
Other receivables and Prepayments
Allowance for uncollectible other receivables and prepayments	109	10
Loan receivables, net
Allowance for loan receivables	5,038	5,491
Contract Balances
Revenue recognized from beginning contract liability balance	$ 0	$ 87
Long-term investment, net
Equity interest in HK Golden, Inc.	19.90%